UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08327

Name of Fund: BlackRock Global Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Global Growth Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 0.3%
Erste Bank der Oesterreichischen
Sparkassen AG	25,400	$ 992,191
Bahamas — 0.1%
Petrominerales Ltd.	7,200	211,816
Belgium — 0.6%
Anheuser-Busch InBev NV	39,300	2,148,523
Brazil — 1.7%
BM&F Bovespa SA	274,100	2,086,204
Banco Bradesco SA, Preference
Shares	64,200	1,256,966
Banco Santander Brasil SA - ADR	57,000	743,850
Cia de Concessoes Rodoviarias	39,600	1,079,727
PDG Realty SA Empreendimentos e
Participacoes	194,000	1,175,586
		6,342,333
Canada — 3.5%
Agrium, Inc.	37,200	2,984,556
Barrick Gold Corp.	34,000	1,752,413
Canadian Natural Resources Ltd.	43,300	1,665,693
Enbridge Inc.	27,900	1,552,975
The Toronto-Dominion Bank	21,000	1,527,924
TransCanada Corp.	77,200	2,722,361
Vittera, Inc. (a)	120,300	1,073,448
		13,279,370
Cayman Islands — 0.4%
Want Want China Holdings Ltd.	1,659,000	1,425,938
China — 1.3%
China Construction Bank, Class H	1,986,700	1,788,319
China Merchants Bank Co. Ltd.	618,700	1,594,447
Longtop Financial Technologies
Ltd. - ADR (a)	37,200	1,471,632
		4,854,398
Colombia — 0.4%
Pacific Rubiales Energy Corp. (a)	54,600	1,702,012
Denmark — 0.7%
Carlsberg A/S	16,800	1,585,627
Pandora A/S (a)	24,500	1,280,008
		2,865,635

Common Stocks	Shares	Value
Finland — 0.7%
Fortum Oyj	61,700	$ 1,627,667
Nokia Oyj - ADR	100,400	926,692
		2,554,359
France — 1.0%
BNP Paribas SA	24,600	1,455,080
Pinault-Printemps-Redoute	5,900	937,193
Unibail-Rodamco SE	7,900	1,371,795
		3,764,068
Germany — 6.4%
Bayer AG	9,900	717,183
Bayerische Motoren Werke AG	26,300	1,973,953
Deutsche Boerse AG	14,600	882,014
Deutsche Lufthansa AG	137,900	2,929,773
Deutsche Post AG	132,500	2,118,978
Deutsche Telekom AG	137,500	1,758,820
Fresenius Medical Care AG	24,800	1,431,843
Kabel Deutschland Holding AG (a)	44,600	2,077,203
Merck KGaA	8,900	694,195
Metro AG	26,900	1,926,303
SAP AG - ADR	46,500	2,182,245
Siemens AG	18,700	2,038,234
Volkswagen AG, Preference Shares	19,806	3,175,875
		23,906,619
Hong Kong — 2.5%
AIA Group Ltd. (a)	560,300	1,619,906
CNOOC Ltd. - ADR	8,600	1,851,580
Cheung Kong Holdings Ltd.	161,000	2,371,564
China Resources Enterprise, Ltd.	306,000	1,290,457
Hong Kong Exchanges and
Clearing Ltd.	50,400	1,150,457
Wing Hang Bank Ltd.	95,700	1,253,200
		9,537,164
India — 0.3%
Punjab National Bank Ltd.	37,300	988,979
Indonesia — 0.9%
Adaro Energy PT	7,836,900	2,012,879
Bank Mandiri Persero Tbk PT	1,754,500	1,242,341
		3,255,220
Ireland — 0.9%
Accenture Plc	33,200	1,438,224

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	JPY	Japanese Yen
AUD	Australian Dollar	MXN	Mexican Nuevo Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PLN	Poland Zloty
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	US Dollar
GDR	Global Depositary Receipts	ZAR	South African Rand
HKD	Hong Kong Dollar

BLACKROCK GLOBAL GROWTH FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Ireland (concluded)
Covidien Plc	50,700	$ 2,132,949
		3,571,173
Italy — 0.3%
Intesa Sanpaolo SpA	424,300	1,103,639
Japan — 7.6%
Bridgestone Corp.	123,800	2,276,762
Canon, Inc.	54,700	2,573,651
Honda Motor Co., Ltd.	91,700	3,316,874
Itochu Corp.	413,300	3,827,545
JTEKT Corp.	197,800	2,183,021
Japan Tobacco, Inc.	1,000	3,400,001
Komatsu Ltd.	153,800	4,250,424
Marubeni Corp.	386,300	2,500,381
Nomura Holdings, Inc.	110,400	636,668
Sumitomo Heavy Industries Ltd.	314,300	1,926,094
Tokio Marine Holdings, Inc.	59,500	1,684,173
		28,575,594
Malaysia — 1.0%
CIMB Group Holdings Berhad	617,500	1,643,695
Tenaga Nasional Bhd	784,000	2,102,496
		3,746,191
Mexico — 1.3%
Fomento Economico Mexicano, SA
de CV - ADR	26,700	1,509,885
Grupo Mexico, SA de CV	670,800	2,278,716
Grupo Modelo SA	198,100	1,163,100
		4,951,701
Netherlands — 2.9%
Aegon NV (a)	143,700	790,057
Corio NV	15,500	892,467
ING Groep NV CVA (a)	68,100	600,615
LyondellBasell Industries NV,
Class A (a)	81,200	2,371,852
Royal Dutch Shell Plc, Class A	206,400	6,213,747
		10,868,738
Norway — 1.2%
Yara International ASA	94,100	4,472,538
Russia — 0.4%
Mail.ru Group Ltd. - GDR (a)(b)	7,800	317,460
VimpelCom Ltd. - ADR	88,800	1,391,496
		1,708,956
Singapore — 0.2%
CapitaLand Ltd.	335,300	916,207
South Africa — 1.0%
Bidvest Group Ltd.	117,300	2,498,536
Naspers Ltd.	27,100	1,353,593
		3,852,129
South Korea — 2.1%
Hyundai Engineering &
Construction Co., Ltd.	28,300	1,541,708
KT Corp. - ADR	59,700	1,214,298
Kia Motors Corp.	41,300	1,741,543
LG Display Co. Ltd.	46,400	1,581,424
Samsung Electronics Co., Ltd.	2,600	1,850,302
		7,929,275

Common Stocks	Shares	Value
Spain — 1.4%
Banco Santander SA	119,600	$ 1,140,130
Inditex SA	17,300	1,304,849
Telefonica SA	126,000	2,675,941
		5,120,920
Sweden — 1.1%
Nordea Bank AB	173,900	1,735,405
Svenska Cellulosa AB	155,000	2,262,116
		3,997,521
Switzerland — 2.1%
Adecco SA, Registered Shares	34,400	1,953,831
Nestlé SA, Registered Shares	60,800	3,303,230
Novartis AG, Registered Shares	34,300	1,826,703
Roche Holding AG	6,200	850,231
		7,933,995
Taiwan — 0.2%
Siliconware Precision Industries
Co., Ltd. - ADR	156,500	804,410
Thailand — 1.1%
Bangkok Bank Pcl Foreign Shares	205,800	999,438
Banpu Pcl	121,800	3,050,376
		4,049,814
United Kingdom — 7.1%
Afren Plc (a)	988,100	1,930,308
Barclays Plc	443,300	1,781,060
GlaxoSmithKline Plc	87,500	1,657,332
HSBC Holdings Plc	250,983	2,539,821
Intercontinental Hotels Group Plc	95,900	1,703,213
Invensys Plc	601,800	3,006,261
Kazakhmys Plc	115,000	2,475,157
PartyGaming Plc (a)	295,900	1,078,907
Tullow Oil Plc	106,000	1,889,473
Vodafone Group Plc - ADR	105,500	2,643,830
WPP Plc	175,300	1,942,672
Xstrata Plc	197,300	3,961,100
		26,609,134
United States — 41.2%
ACE Ltd.	17,900	1,047,508
AMR Corp. (a)	186,700	1,598,152
AT&T Inc.	101,400	2,817,906
Abbott Laboratories	39,200	1,823,192
Aetna, Inc.	14,000	414,680
Allergan, Inc.	26,900	1,782,663
American Electric Power Co., Inc.	73,900	2,630,840
Ameriprise Financial, Inc.	25,600	1,327,104
Apple, Inc. (a)	14,500	4,511,675
Applied Materials, Inc.	103,700	1,288,991
Arch Coal, Inc.	109,700	3,203,240
Avon Products, Inc.	55,800	1,593,648
Baxter International, Inc.	43,500	2,111,925
Bemis Co.	59,500	1,869,490
Boston Scientific Corp. (a)	145,800	936,036
Bunge Ltd.	24,300	1,477,926
CVS Caremark Corp.	37,500	1,162,500
Celgene Corp. (a)	12,800	760,064
Cisco Systems, Inc. (a)	123,400	2,364,344
Citigroup, Inc. (a)	323,600	1,359,120
Colgate-Palmolive Co.	35,200	2,694,560
Comerica, Inc.	45,800	1,671,242

2 BLACKROCK GLOBAL GROWTH FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
ConAgra Foods, Inc.	79,000	$ 1,696,920
ConocoPhillips	68,800	4,139,696
Corning, Inc.	96,900	1,711,254
Darden Restaurants, Inc.	40,400	1,977,580
Delta Air Lines, Inc. (a)	116,800	1,597,824
EMC Corp. (a)	125,200	2,690,548
eBay, Inc. (a)	100,100	2,915,913
Edison International	58,100	2,146,214
Entergy Corp.	25,400	1,809,496
Federal Realty Investment Trust	22,900	1,772,231
Freeport-McMoRan Copper &
Gold, Inc., Class B	15,000	1,519,800
The Fresh Market, Inc. (a)	5,900	213,875
General Motors Co. (a)	39,100	1,337,220
Genzyme Corp. (a)	17,800	1,267,716
The Goldman Sachs Group, Inc.	11,300	1,764,382
Goodrich Corp.	18,700	1,603,899
Google, Inc., Class A (a)	4,700	2,611,837
Henry Schein, Inc. (a)	21,900	1,257,717
Hewlett-Packard Co.	36,600	1,534,638
Huntsman Corp.	197,700	3,058,419
Intel Corp.	64,300	1,358,016
International Business Machines
Corp.	22,900	3,239,434
J.B. Hunt Transport Services, Inc.	63,200	2,306,800
JetBlue Airways Corp. (a)	227,300	1,543,367
Johnson & Johnson	21,600	1,329,480
Joy Global, Inc.	26,900	2,053,008
JPMorgan Chase & Co.	54,100	2,022,258
KeyCorp	126,300	951,039
Kohl's Corp. (a)	32,000	1,805,440
Liberty Global, Inc. (a)	67,500	2,380,050
Lincoln National Corp.	44,600	1,065,048
Manpower, Inc.	33,100	1,864,192
Microsoft Corp.	106,600	2,687,386
The Mosaic Co.	46,400	3,138,032
Newmont Mining Corp.	31,700	1,864,911
News Corp., Class A	134,500	1,834,580
NII Holdings, Inc. (a)	34,200	1,325,592
Nike, Inc., Class B	26,500	2,282,445
Occidental Petroleum Corp.	25,200	2,221,884
Oracle Corp.	73,300	1,982,032
Peabody Energy Corp.	57,300	3,369,813
PepsiCo, Inc.	49,300	3,186,259
Pfizer, Inc.	174,300	2,839,347
Quest Diagnostics, Inc.	3,100	152,892
Qwest Communications
International, Inc.	265,600	1,859,200
Rowan Cos., Inc. (a)	25,700	774,855
Sonoco Products Co.	52,700	1,726,452
Sprint Nextel Corp. (a)	366,100	1,383,858
Stanley Black & Decker, Inc.	32,055	1,908,234
Stryker Corp.	10,900	545,981
T. Rowe Price Group, Inc.	33,200	1,936,556
Target Corp.	27,900	1,588,626
Texas Instruments, Inc.	66,700	2,121,060
Thermo Fisher Scientific, Inc. (a)	23,300	1,185,038
U.S. Bancorp	76,600	1,821,548
United Parcel Service, Inc., Class B	39,500	2,770,135
UnitedHealth Group, Inc.	35,800	1,307,416
Urban Outfitters, Inc. (a)	26,500	1,001,435
WellPoint, Inc. (a)	12,500	696,750
Wells Fargo & Co.	69,600	1,893,816

Common Stocks	Shares	Value
United States (concluded)
Yum! Brands, Inc.	46,300	$ 2,318,704
		154,716,954
Total Common Stocks – 93.9%		352,757,514
Rights
China — 0.0%
China Construction Bank Corp.
(expires 12/08/10)	139,069	47,102
Total Rights – 0.0%		47,102
Total Long-Term Investments
(Cost – $324,901,045) – 93.9%		352,804,616
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.17% (c)(d)	18,707,309	18,707,309
Total Short-Term Securities
(Cost – $18,707,309) – 5.0%		18,707,309
Total Investments Before Options Written
(Cost – $343,608,354*) – 98.9%		371,511,925
Options Written	Contracts
Exchange-Traded Call
Options — (0.0)%
Entergy Corp., Strike Price USD
80.00, Expires 12/18/10	137	(685)
Sprint Nextel Corp., Strike Price USD
4.00, Expires 2/19/11	1,208	(35,032)
		(35,717)
Exchange-Traded Put
Options — (0.0)%
Sprint Nextel Corp.:
Strike Price USD 3.75, Expires
1/22/11	1,460	(36,449)
Strike Price USD 4.00, Expires
2/19/11	1,208	(59,192)
		(95,641)
Total Options Written
(Premiums Received – $150,052) – (0.0)%		(131,358)

BLACKROCK GLOBAL GROWTH FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments (continued)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Value
Total Investments, Net of Options Written – 98.9%	$ 371,380,567
Other Assets Less Liabilities – 1.1%	4,198,493
Net Assets – 100.0%	$ 375,579,060

* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 343,921,533
Gross unrealized appreciation	$ 40,637,072
Gross unrealized depreciation	(13,046,680)
Net unrealized appreciation	$ 27,590,392

(a)Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment

Company Act of 1940, as amended, were as follows:

	Shares/Beneficial		Shares/Beneficial
	Interest Held at	Net	Interest Held at
Affiliate	August 31, 2010	Activity	November 30, 2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	8,894,055	9,813,254	18,707,309	$ 6,719
BlackRock
Liquidity Series,
LLC Money
Market Series	$ 4,094,700	$ (4,094,700)	—	$ 515
(d) Represents the current yield as of report date.

BLACKROCK GLOBAL GROWTH FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Global Growth Fund, Inc.

• Foreign currency exchange contracts as of November 30, 2010 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
CAD	79,000	USD	77,409	Deutsche Bank AG	12/01/10	$ (452)
USD	18,868	BRL	32,646	Income Repatriation Boston IBS	12/01/10	(172)
USD	14,216	JPY	1,195,000	Deutsche Bank AG	12/01/10	(63)
CAD	141,000	USD	137,760	Citibank, NA	12/02/10	(407)
USD	763,228	HKD	5,927,000	Royal Bank of Scotland	12/02/10	(59)
USD	54,316	SGD	72,000	Deutsche Bank AG	12/03/10	(214)
AUD	3,310,000	USD	3,238,534	Citibank, NA	1/19/11	(84,658)
AUD	5,910,000	USD	5,938,545	Citibank, NA	1/19/11	(307,305)
CAD	7,217,000	USD	7,126,494	Citibank, NA	1/19/11	(102,864)
CHF	5,700,000	USD	5,953,040	Deutsche Bank AG	1/19/11	(268,963)
DKK	1,449,000	USD	270,076	Citibank, NA	1/19/11	(17,719)
DKK	882,000	USD	163,034	Citibank, NA	1/19/11	(9,425)
EUR	754,000	USD	1,043,480	Citibank, NA	1/19/11	(64,916)
EUR	3,331,000	USD	4,631,256	Citibank, NA	1/19/11	(308,184)
EUR	2,590,000	USD	3,466,062	Citibank, NA	1/19/11	(104,683)
GBP	4,472,000	USD	7,103,294 Morgan Stanley Capital Services, Inc.		1/19/11	(149,470)
HKD	50,360,000	USD	6,495,106	Citibank, NA	1/19/11	(7,446)
JPY	686,159,000	USD	8,445,741	Citibank, NA	1/19/11	(241,190)
JPY	141,571,000	USD	1,743,704	Citibank, NA	1/19/11	(50,909)
JPY	133,651,000	USD	1,657,769	Citibank, NA	1/19/11	(59,675)
MXN	12,823,000	USD	1,019,951 Morgan Stanley Capital Services, Inc.		1/19/11	2,917
NZD	1,144,000	USD	856,123	Citibank, NA	1/19/11	(8,723)
PLN	2,075,000	USD	740,054	Citibank, NA	1/19/11	(72,912)
SEK	5,946,000	USD	888,131	Citibank, NA	1/19/11	(43,924)
SGD	1,581,000	USD	1,219,390 Morgan Stanley Capital Services, Inc.		1/19/11	(22,062)
ZAR	16,362,000	USD	2,349,359	Deutsche Bank AG	1/19/11	(59,287)
ZAR	2,917,000	USD	416,546	Citibank, NA	1/19/11	(8,274)
USD	3,216,923	AUD	3,310,000	Deutsche Bank AG	1/19/11	63,047
USD	7,064,478	CAD	7,217,000	UBS AG	1/19/11	40,848
USD	5,799,608	CHF	5,700,000	UBS AG	1/19/11	115,531
USD	1,777,722	DKK	9,455,000	Citibank, NA	1/19/11	131,042
USD	15,074,541	EUR	10,796,000 Morgan Stanley Capital Services, Inc.		1/19/11	1,063,169
USD	7,159,448	GBP	4,472,000	UBS AG	1/19/11	205,625
USD	234,429	HKD	1,819,000	Citibank, NA	1/19/11	95
USD	1,514,745	HKD	11,748,000	Citibank, NA	1/19/11	1,301
USD	176,409	HKD	1,368,000	Citibank, NA	1/19/11	175
USD	3,849,095	HKD	29,845,000	Deutsche Bank AG	1/19/11	4,293
USD	254,412	HKD	1,972,000	Citibank, NA	1/19/11	368
USD	465,738	HKD	3,608,000	Deutsche Bank AG	1/19/11	935
USD	11,942,473	JPY 961,381,000		Citibank, NA	1/19/11	447,034
USD	1,032,265	MXN	12,823,000	Royal Bank of Scotland	1/19/11	9,396
USD	868,067	NZD	1,144,000	Citibank, NA	1/19/11	20,667
USD	3,252,523	NOK	18,880,000 Morgan Stanley Capital Services, Inc.		1/19/11	220,277
USD	723,677	PLN	2,075,000	BNP Paribas SA	1/19/11	56,536
USD	886,042	SEK	5,946,000	Deutsche Bank AG	1/19/11	41,836
USD	1,221,378	SGD	1,581,000	Citibank, NA	1/19/11	24,049
USD	2,721,101	ZAR	19,279,000	Goldman Sachs Capital Market	1/19/11	22,757
Total						$ 477,942

BLACKROCK GLOBAL GROWTH FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Global Growth Fund, Inc.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the
Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Austria	—	$ 992,191	—	$ 992,191
Bahamas	$ 211,816	—	—	211,816
Belgium	—	2,148,523	—	2,148,523
Brazil	6,342,333	—	—	6,342,333
Canada	13,279,370	—	—	13,279,370
Cayman Islands	—	1,425,938	—	1,425,938
China	1,471,632	3,382,766	—	4,854,398
Colombia	1,702,012	—	—	1,702,012
Denmark	1,280,008	1,585,627	—	2,865,635
Finland	926,692	1,627,667	—	2,554,359
France	—	3,764,068	—	3,764,068
Germany	2,077,203	21,829,416	—	23,906,619
Hong Kong	3,471,486	6,065,678	—	9,537,164
India	—	988,979	—	988,979
Indonesia	—	3,255,220	—	3,255,220
Ireland	3,571,173	—	—	3,571,173
Italy	—	1,103,639	—	1,103,639
Japan	—	28,575,594	—	28,575,594
Malaysia	—	3,746,191	—	3,746,191
Mexico	4,951,701	—	—	4,951,701
Netherlands	2,371,852	8,496,886	—	10,868,738
Norway	—	4,472,538	—	4,472,538
Russia	1,391,496	317,460	—	1,708,956
Singapore	—	916,207	—	916,207

6 BLACKROCK GLOBAL GROWTH FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(concluded)					BlackRock Global Growth Fund, Inc.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
South Africa	—	$ 3,852,129	—	$ 3,852,129
South Korea	$ 1,214,298	6,714,977	—	7,929,275
Spain	—	5,120,920	—	5,120,920
Sweden	—	3,997,521	—	3,997,521
Switzerland	—	7,933,995	—	7,933,995
Taiwan	804,410	—	—	804,410
Thailand	—	4,049,814	—	4,049,814
United Kingdom	2,643,830	23,965,304	—	26,609,134
United States	154,716,954	—	—	154,716,954
Rights:
China	—	47,102	—	47,102
Short-Term
Securities	18,707,309	—	—	18,707,309
Total	$221,135,575	$ 150,376,350	—	$ 371,511,925

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3		Total
Assets:
Foreign currency exchange contracts	—	$ 2,471,898		—	$ 2,471,898
Liabilities:
Equity contracts	—	(131,358)		—	(131,358)
Foreign currency exchange contracts	—	(1,993,956)		—	(1,993,956)
Total	—	$ 346,584		—	$ 346,584

1Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BLACKROCK GLOBAL GROWTH FUND, INC.

NOVEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Growth Fund, Inc.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Growth Fund, Inc.

Date: January 26, 2011